CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents (Note 5)	$ 41,455	$ 45,702
Accounts receivable - net (Note 6)	265	275
Prepaid expenses	401	88
Restricted cash (Note 5)	306	300
Other current assets (Note 7)	155	160
Total Current Assets	42,582	46,525
Marketable securities - noncurrent (Note 8)	10,322	10,000
PROPERTY, PLANT AND EQUIPMENT, NET	88	22
INTANGIBLE ASSETS - NET	12	4
OTHER ASSETS
Refundable deposits	211	208
Prepaid licensing and royalty fees (Note 3)	35	130
Right-of-use assets (Note 9)	1,971
Other (Note 12)	297	134
TOTAL ASSETS	55,518	57,023
CURRENT LIABILITIES
Accounts payable	118	70
Accrued expenses (Note 10)	1,435	1,516
Deferred revenue (Note 11)	880	950
Other current liabilities (Notes 9 and 17)	783	387
Total Current Liabilities	3,216	2,923
NONCURRENT LIABILITIES
Lease liabilities (Note 9)	1,450	3
Total Liabilities	4,666	2,926
COMMITMENTS AND CONTINGENCIES (Note 17)
SHAREHOLDERS' EQUITY (Note 13)
Common shares, no par value, and additional paid-in capital; issued and outstanding 11,052 thousand shares in 2020 and 2021	308,752	308,752
Accumulated deficit	(235,679)	(232,254)
Accumulated other comprehensive loss	(22,221)	(22,401)
Total GigaMedia Shareholders’ Equity	50,852	54,097
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 55,518	$ 57,023